Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Prepayments and other assets

(in €‘000)	December 31, 2021	December 31, 2020

Current prepayments and other assets	11,432	8,114
Total	11,432	8,114